Annual Total Returns[BarChart] - Invesco DWA Technology Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.87%)	15.02%	34.63%	9.06%	3.38%	1.09%	31.14%	0.98%	46.09%	81.98%